Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2018
Net fee and commission income
Schedule of fee and commission income

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Fee and commission income:

Current accounts	315	367	345
Credit and debit card fees	487	460	493
Other	570	691	609

Total fee and commission income	1,372	1,518	1,447
Fee and commission expense	(674)	(670)	(712)

Net fee and commission income	698	848	735